Consolidated statements of financial position - CAD ($)	May 31, 2025	Mar. 31, 2025
Nautical Ventures Group Inc.
Current
Cash		$ 2,735,835
Trade and other receivables		1,403,261
Inventories		91,405,634
Prepaid expenses and deposits		1,496,126
Total current assets		97,040,856
Right-of-use assets		1,144,505
Property and equipment		25,458,080
Goodwill and intangible assets		903,767
Other financial assets		110,558
Total assets		124,657,766
Current
Trade payables and accrued liabilities		10,482,283
Contract liabilities		5,208,878
Notes payable - floor plan		70,225,727
Current portion of lease liabilities		763,951
Current portion of long-term debt		1,023,403
Total current liabilities		87,704,242
Lease liabilities		479,166
Shareholder notes		7,646,579
Long-term debt		19,287,785
Total liabilities		115,117,772
Shareholders' equity
Treasury stock		(3,441,838)
Contributed surplus		3,069,490
Accumulated other comprehensive income		(201,310)
Deficit		10,113,350
Total shareholders' equity		9,539,994
Total shareholders' equity and liabilities		124,657,766
Nautical Ventures Group Inc. | Ordinary shares
Shareholders' equity
Capital stock		$ 302
Pro Forma
Current
Cash	$ 10,891,002
Trade and other receivables	328,346
Income tax receivable	6,415
Inventories	7,107,318
Prepaid expenses and deposits	3,322,460
Other current assets	56,809
Total current assets	21,712,350
Right-of-use assets	175,396
Property and equipment	1,634,715
Goodwill and intangible assets	880,678
Deferred income taxes	97,183
Total assets	24,500,322
Current
Trade payables and accrued liabilities	4,215,887
Contract liabilities	1,099,429
Current portion of lease liabilities	121,904
Current portion of long-term debt	92,520
Total current liabilities	5,529,740
Lease liabilities	54,864
Long-term debt	190,847
Derivative liabilities	1,838,183
Total liabilities	7,613,634
Shareholders' equity
Contributed surplus	12,611,783
Accumulated other comprehensive income	1,123,723
Deficit	(77,954,294)
Total shareholders' equity	16,886,688
Total shareholders' equity and liabilities	24,500,322
Pro Forma | Pre-funded warrants
Shareholders' equity
Pre-Funded Warrants exercisable into Voting Common Shares on a one-for-one basis of which 48 warrants were issued and outstanding at February 28, 2025	38,725
Pro Forma | Voting Common Stock
Shareholders' equity
Capital stock	81,066,751
Proforma Adjustments, Reflects The Removal Of Nautical Ventures Group Inc Real Estate Assets At Net Book Value
Current
Trade and other receivables	4,015,840
Total current assets	4,015,840
Right-of-use assets	9,593,118
Property and equipment	(22,869,147)
Total assets	(9,260,189)
Current
Current portion of lease liabilities	1,660,040
Current portion of long-term debt	(413,076)
Total current liabilities	1,246,964
Lease liabilities	7,933,077
Long-term debt	(18,440,230)
Total liabilities	(9,260,189)
Shareholders' equity
Total shareholders' equity and liabilities	(9,260,189)
Proforma Adjustments, Conversion Of All Pre Closing Shareholder Notes Payable In To Contributed Surplus
Current
Shareholder notes	(7,646,579)
Total liabilities	(7,646,579)
Shareholders' equity
Contributed surplus	7,646,579
Total shareholders' equity	7,646,579
Proforma Adjustments, Preliminary Purchase Price Consideration And Preliminary Purchase Price Allocation
Current
Cash	(5,503,200)
Total current assets	(5,503,200)
Total assets	(5,503,200)
Current
Trade payables and accrued liabilities	(2,751,600)
Notes payable - floor plan	(2,751,600)
Total current liabilities	(5,503,200)
Shareholder notes	8,254,800
Total liabilities	2,751,600
Shareholders' equity
Treasury stock	3,441,838
Contributed surplus	(10,716,069)
Accumulated other comprehensive income	201,310
Deficit	(1,181,577)
Total shareholders' equity	(8,254,800)
Total shareholders' equity and liabilities	(5,503,200)
Proforma Adjustments, Preliminary Purchase Price Consideration And Preliminary Purchase Price Allocation | Ordinary shares
Shareholders' equity
Capital stock	(302)
Combined Proforma
Current
Cash	8,123,637
Trade and other receivables	5,747,447
Income tax receivable	6,415
Inventories	98,512,952
Prepaid expenses and deposits	4,818,586
Other current assets	56,809
Total current assets	117,265,846
Right-of-use assets	10,913,019
Property and equipment	4,223,648
Goodwill and intangible assets	1,784,445
Deferred income taxes	97,183
Other financial assets	110,558
Total assets	134,394,699
Current
Trade payables and accrued liabilities	11,946,570
Contract liabilities	6,308,307
Notes payable - floor plan	67,474,127
Current portion of lease liabilities	2,545,895
Current portion of long-term debt	702,847
Total current liabilities	88,977,746
Lease liabilities	8,467,107
Shareholder notes	8,254,800
Long-term debt	1,038,402
Derivative liabilities	1,838,183
Total liabilities	108,576,238
Shareholders' equity
Contributed surplus	12,611,783
Accumulated other comprehensive income	1,123,723
Deficit	(69,022,521)
Total shareholders' equity	25,818,461
Total shareholders' equity and liabilities	134,394,699
Combined Proforma | Pre-funded warrants
Shareholders' equity
Pre-Funded Warrants exercisable into Voting Common Shares on a one-for-one basis of which 48 warrants were issued and outstanding at February 28, 2025	38,725
Combined Proforma | Voting Common Stock
Shareholders' equity
Capital stock	$ 81,066,751